Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Minimum Lease Commitments of Company and its Subsidiaries Under Operating Leases, at Rates in Effect

Minimum lease commitments of the Company and its subsidiaries under operating leases, at rates in effect on December 31, 2017, were as follows:

$ in thousands
Year ending December 31:
2018	9,981
2019	7,545
2020	6,408
2021	6,057
2022	6,042
2023 - 2031	34,422

70,455